EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for basic and diluted net earnings (loss) per share:
Net income (loss)	$ (166)	$ 7,811	$ 9,636
Weighted average shares outstanding, net of treasury shares:
Denominator for basic net earnings (loss) per share	44,943,168	45,919,835	46,460,974
Effect of dilutive securities:
Employee share options and RSUs	0	1,583,256	1,278,566
Denominator for diluted net earnings (loss) per share	44,943,168	47,503,091	47,739,540
Basic net earnings (loss) per share	$ (0)	$ 0.17	$ 0.21
Diluted net earnings (loss) per share	$ (0)	$ 0.16	$ 0.2